Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventories
6.	Inventories

Inventories consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Raw materials	$9,599	$8,074
Work in process	4,746	2,643
Finished goods	4,476	2,786
Total inventories	$18,821	$13,503

Gelesis
Inventories
6.	Inventories

Inventories consisted of the following (in thousands):

	At December 31,
	2021	2020
Raw materials	$8,074	$1,213
Work in process	2,643	913
Finished goods	2,786	2,433
Consignment inventories	—	563
Total inventories	$13,503	$5,122